UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

TRUST FOR ADVISED PORTFOLIOS
615 E. Michigan Avenue
Milwaukee, WI 53202

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

Registrant's telephone number, including area code: 1-626-914-7379

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record.

The Fund held no voting securities during the reporting period or did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Advised Portfolios

By (Signature and Title)  /s/  Christopher E. Kashmerick
    Christopher E. Kashmerick, President

Date: August 25, 2021